Commitments and Contingencies Commitment and Contingencies Narrative (Details) $ in Thousands		3 Months Ended		9 Months Ended
	Jul. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)
$42 Million Credit Facility [Member] | Secured Debt [Member]
Other Commitments [Line Items]
Repayments of Debt			$ 1,700
$42 Million Credit Facility [Member] | Secured Debt [Member] | Payment Deferral [Member]
Other Commitments [Line Items]
Repayments of Debt				$ 800
Agreement to reinstate principal repayments [Member] | $42 Million Credit Facility [Member] | Secured Debt [Member] | Payment Deferral [Member]
Other Commitments [Line Items]
Repayments of Debt	$ 45,400		7,300	$ 6,600
Ultramax pool [Member]
Other Commitments [Line Items]
Vessels acquired				6
Property, Plant and Equipment, Additions				$ 142,500
2015 [Member] | Ultramax pool [Member]
Other Commitments [Line Items]
Vessels acquired				3
2016 [Member] | Ultramax pool [Member]
Other Commitments [Line Items]
Vessels acquired				1
2017 [Member] | Ultramax pool [Member]
Other Commitments [Line Items]
Vessels acquired				2
Time Charter-in Vessel [Member]
Other Commitments [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed			$ 7,392	$ 7,392
Minimum [Member] | Agreement to reinstate principal repayments [Member] | $42 Million Credit Facility [Member] | Secured Debt [Member] | Payment Deferral [Member]
Other Commitments [Line Items]
Repayments of Debt		$ 1,000
Maximum [Member] | Agreement to reinstate principal repayments [Member] | $42 Million Credit Facility [Member] | Secured Debt [Member] | Payment Deferral [Member]
Other Commitments [Line Items]
Repayments of Debt		$ 4,500